Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Financial assets at beginning of period	€ 2,954	€ 3,313
Utilizations	(625)
Other changes	(493)	17
Financial assets at end of period	2,338	2,954
Performing receivables
Trade and other receivables
Additions	160	166
Utilizations	(140)	(37)
Defaulted receivables
Trade and other receivables
Additions	342	253
Utilizations	€ (485)	€ (758)